Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 19,468	$ 18,681
Non-interest revenue	13,327	10,578
Total Revenue	32,795	29,259
Total provision for (recovery of) credit losses	3,761	2,178
Depreciation and amortization	2,110	2,092
Non-interest expense	17,389	19,042
Income Before Provision for Income Taxes	9,535	5,947
Provision for (recovery of) income taxes	2,208	1,510
Reported net income (loss)	7,327	4,437
Non-controlling interest in subsidiaries	9	12
Net income (loss) attributable to bank shareholders	7,318	4,425
Average assets	1,369,415	1,299,524
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	3,066	1,180
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	695	998
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	8,852	8,043
Non-interest revenue	2,587	2,516
Total Revenue	11,439	10,559
Total provision for (recovery of) credit losses	1,659	909
Depreciation and amortization	590	573
Non-interest expense	4,415	4,150
Income Before Provision for Income Taxes	4,775	4,927
Provision for (recovery of) income taxes	1,318	1,354
Reported net income (loss)	3,457	3,573
Net income (loss) attributable to bank shareholders	3,457	3,573
Average assets	327,883	310,323
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1,326	724
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	333	185
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	8,162	7,607
Non-interest revenue	1,602	1,573
Total Revenue	9,764	9,180
Total provision for (recovery of) credit losses	1,663	506
Depreciation and amortization	957	891
Non-interest expense	4,941	4,553
Income Before Provision for Income Taxes	2,203	3,230
Provision for (recovery of) income taxes	374	741
Reported net income (loss)	1,829	2,489
Non-controlling interest in subsidiaries	2	6
Net income (loss) attributable to bank shareholders	1,827	2,483
Average assets	236,341	211,864
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1,274	364
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	389	142
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	1,313	1,380
Non-interest revenue	4,333	4,031
Total Revenue	5,646	5,411
Total provision for (recovery of) credit losses	31	18
Depreciation and amortization	264	288
Non-interest expense	3,704	3,590
Income Before Provision for Income Taxes	1,647	1,515
Provision for (recovery of) income taxes	399	369
Reported net income (loss)	1,248	1,146
Net income (loss) attributable to bank shareholders	1,248	1,146
Average assets	64,674	60,092
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	26	5
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	5	13
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	1,731	2,490
Non-interest revenue	4,785	3,902
Total Revenue	6,516	6,392
Total provision for (recovery of) credit losses	369	18
Depreciation and amortization	299	340
Non-interest expense	3,979	3,938
Income Before Provision for Income Taxes	1,869	2,096
Provision for (recovery of) income taxes	377	471
Reported net income (loss)	1,492	1,625
Net income (loss) attributable to bank shareholders	1,492	1,625
Average assets	468,963	466,030
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	367	9
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2	9
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(590)	(839)
Non-interest revenue	20	(1,444)
Total Revenue	(570)	(2,283)
Total provision for (recovery of) credit losses	39	727
Non-interest expense	350	2,811
Income Before Provision for Income Taxes	(959)	(5,821)
Provision for (recovery of) income taxes	(260)	(1,425)
Reported net income (loss)	(699)	(4,396)
Non-controlling interest in subsidiaries	7	6
Net income (loss) attributable to bank shareholders	(706)	(4,402)
Average assets	271,554	251,215
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	73	78
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (34)	$ 649